CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 260,636	$ 161,261
Short-term bank deposits	106,399	107,647
Marketable securities	59,948	34,025
Trade receivables (net of allowance for doubtful debt accounts of $113 and $38 at December 31, 2017 and 2018, respectively)	48,431	45,315
Prepaid expenses and other current assets	6,349	7,407
Total current assets	481,763	355,655
LONG-TERM ASSETS:
Property and equipment, net	15,120	9,230
Intangible assets, net	14,732	15,664
Goodwill	82,400	69,217
Marketable securities	24,261	27,407
Prepaid expenses and other long-term assets	31,863	6,060
Deferred tax assets	23,481	19,343
Total long-term assets	191,857	146,921
TOTAL ASSETS	673,620	502,576
CURRENT LIABILITIES:
Trade payables	4,924	1,960
Employees and payroll accruals	32,853	25,253
Accrued expenses and other current liabilities	13,271	10,209
Deferred revenues	92,375	66,986
Total current liabilities	143,423	104,408
LONG-TERM LIABILITIES:
Deferred revenues	57,159	38,249
Other long-term liabilities	6,268	5,954
Total long-term liabilities	63,427	44,203
TOTAL LIABILITIES	206,850	148,611
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 250,000,000 shares at December 31, 2017 and 2018; Issued and outstanding: 35,274,888 shares and 36,838,523 shares at December 31, 2017 and 2018, respectively	95	91
Additional paid-in capital	303,900	249,874
Accumulated other comprehensive income (loss)	(939)	107
Retained earnings	163,714	103,893
Total shareholders' equity	466,770	353,965
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 673,620	$ 502,576